Summary of Significant Accounting Policies - Schedule of basic and diluted loss per common share (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 72,209	$ 73,770
Unrealized gain on marketable securities held in Trust Account	878	6,617
Less: Company's portion available to pay taxes	(42,400)	(79,207)
Net Income allocable to shares subject to redemption	$ 30,687	$ 1,180
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	46,000,000	42,604,214
Basic and diluted net income per share	$ 0.00	$ 0.00
Numerator: Net income minus Net Earnings
Net income (loss)	$ 13,637,202	$ (81,617,302)
Less: Net income allocable to Class A common stock subject to possible redemption	(30,687)	(1,180)
Non-Redeemable Net Income	$ 13,606,515	$ (38,914,977)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	11,500,000	12,736,775
Basic and diluted net income per share	$ 1.18	$ (3.06)
Previously Reported [Member]
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding		41,438,497
Numerator: Net income minus Net Earnings
Net income (loss)		$ (38,913,797)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding		13,388,418
Basic and diluted net income per share		$ (2.91)